Income taxes (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Defined Benefit Plan Disclosure [Line Items]
Income tax provision	$ (3,245,000)	$ 6,000	$ 5,000
WISeKey Semiconductors SAS
Defined Benefit Plan Disclosure [Line Items]
Income tax provision	$ 39,901	$ 47,368	$ 118,294